Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

As at December 31:	2019	2018
Raw materials	$1,877	$3,640
Work-in-progress	20	3,568
Finished goods	491	1,960
Commodity inventories	—	2,238
	$2,388	$11,406
Comprising:
Inventories contracted at fixed prices or hedged	$—	$9,432
Inventories – other	2,388	1,974
	$2,388	$11,406